Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expenses
B.	The following is reconciliation between the theoretical tax on pre-tax income, at the tax rate applicable to the Company (federal tax rate) and the tax expense reported in the financial statements:

	Year ended December 31
	2020	2019

Pretax loss	1,593,139	1,971,417
Federal tax rate	21%	21%
Income tax computed at the ordinary tax rate	334,559	413,998
Non-deductible expenses	(63,565)	(2,278)
Stock-based compensation	(109,772)	(93,970)
Tax in respect of differences in corporate tax rates	13,480	26,688
Losses and timing differences in respect of which no deferred taxes were generated	(174,702)	(344,438)
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Schedule of Deferred Tax Assets and Liabilities
C.	Deferred taxes result primarily from temporary differences in the recognition of certain revenue and expense items for financial and income tax reporting purposes. Significant components of the Company’s future tax assets are as follows:

	Year ended December 31
	2020	2019

Composition of deferred tax assets:
Provision for employee related obligation	31,627	29,353
Non capital loss carry forwards	2,350,367	2,171,821
Valuation allowance	(2,381,994)	(2,201,174)
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